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Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

August 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Compass EMP Funds Trust
File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Compass EMP Funds Trust (“Registrant”), we are filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 36 under the Securities Act and No. 39 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (“PEA 36”).

The Registrant is filing PEA 36 pursuant to Rule 485(a) under the Securities Act for the following purposes:

1.              To annually update the registrations of the series portfolios with fiscal years ended June 30, 2015 (the “Funds”);

2.              To disclose changes with respect to certain service providers to the Funds, including the investment adviser, transfer agent, distributor and administrator;

3.              To reflect a name change of the Registrant from “Compass EMP Funds Trust” to “Victory Portfolios II;”

4.              To reflect name changes of the Funds;

5.              To revise certain disclosures in response to applicable comments received from the Staff of the Securities and Exchange Commission on May 29, 2015 in response to Post-Effective Amendment No. 28, filed with the Commission on April 15, 2015, to register shares of new series portfolios of the Registrant; and

6.              To register Class R6 Shares of the Victory CEMP US 500 Volatility Wtd Index Fund and the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund.

The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) under the Securities Act to provide the Funds’ updated financial information and performance tables, among other revisions.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                          Elisabeth Bentzinger, Division of Investment Management, Securities and Exchange Commission

Edward P. Bartz, Division of Investment Management, Securities and Exchange Commission

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP

S. Elliott Cohan

Matthew J. Kutner